Business Combinations (Tables) - Successor [Member]	1 Months Ended
Jun. 30, 2018
Schedule of Allocation of Consideration Transferred

The following summarizes the total consideration to purchase all of the issued and outstanding equity interests of NPS and GES (in thousands):

	NPS		GES
	Value	Shares	Value	Shares	Total

Cash consideration	$319,015	-	$-	-	$319,015
Total consideration – cash	319,015				319,015

NESR ordinary share consideration	255,537	25,077	257,907	25,310	513,444
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)	-	-	30,941	3,036	30,941
Total consideration – equity(1)	255,537	25,077	288,848	28,346	544,385

Estimated earn-out mechanisms	16,203		-	-	16,203

Total consideration	$590,755		$288,848		$879,603

(1)	The fair value of NESR ordinary shares was determined based upon the $10.19 per share closing price of NESR ordinary shares on June 6, 2018, the closing date of the Business Combination.

Schedule of Purchase Price Allocation

The following table summarizes the preliminary allocation of the purchase price allocation (in thousands):

Allocation of consideration

	NPS	GES
Cash and cash equivalents	$31,619	$5,206
Accounts receivable	55,788	31,777
Unbilled revenue	41,378	45,343
Inventories	33,652	31,092
Current assets	19,463	12,918
Property, plant and equipment	222,772	104,422
Intangible assets	125,000	53,010
Other assets	7,457	4,586
Total identifiable assets acquired	537,129	288,354

Accounts payable	26,457	36,794
Accrued expenses	28,686	25,390
Current portion of loans and borrowings	-	16,368
Short-term borrowings	55,836	9,000
Current liabilities	7,159	16,558
Loans and borrowings	149,399	25,098
Other liabilities	23,549	2,200
Non-controlling interest	(2,841)	1,890
Net identifiable liabilities acquired	288,245	133,298
Total fair value of net assets acquired	248,884	155,056
Goodwill	341,871	133,792
Total consideration	$590,755	$288,848

Schedule of Preliminary Allocation to Intangible Assets

	Fair Value
	NPS	GES	Total	Useful Life
Customer contracts and software	$110,000	$43,010	$153,010	10 years
Trademarks and trade names	15,000	10,000	25,000	8 years
Total intangible assets	$125,000	$53,010	$178,010

Schedule of Proforma Information of Operations

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the Business Combination had been consummated on January 1, 2017 for three months and six months ended June 30, 2018 and 2017 (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Revenues	$131,378	$115,683	$248,916	$217,424
Net income (loss)	$7,606	$8,526	$10,083	$(3,008)